Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEFR14A
Entity Registrant Name	LIFELOC TECHNOLOGIES, INC.
Entity Central Index Key	0001493137
Amendment Flag	true
Amendment Description	We are filing the accompanying revised Definitive Proxy Statement on Schedule 14A for the sole purpose of including certain Inline eXtensible Business Reporting Language data tagging, which was inadvertently omitted from the original Definitive Proxy Statement.